Nature of Operations and Going Concern (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2023
Nature of Operations and Going Concern (Details) [Line Items]
Agreement percentage	100.00%
Share exchange (in Shares)	6,000,000
Outstanding shares percentage	62.00%
Shares sold (in Shares)		2,300,000
Dividends paid, other shares per share (in Dollars per share)		$ 5
Reserve of gains and losses on remeasuring available-for-sale financial assets			$ 43,032,294
Operating activities			14,769,590
Cash on hand			1,219,855
Net proceeds			$ 1,300,000
Non-adjusting events after reporting period [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Cash on hand				$ 17,141,775